                          METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
            THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

      GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

                                                                  SUPP-MOCAAB515

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      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

2. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.

4. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 709-2811

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                           FEE
                                                                                                          WAIVER     NET
                                                                                     ACQUIRED  TOTAL      AND/OR     TOTAL
                                                                                      FUND    ANNUAL     EXPENSE    ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE   OTHER  FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                      FEES        FEES      EXPENSES EXPENSES EXPENSES    MENT     EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  American Funds Global Growth Fund                 0.52%      0.25%         0.03%    0.00%    0.80%      --        0.80%
  American Funds Global Small Capitalization Fund   0.70%      0.25%         0.04%    0.00%    0.99%      --        0.99%
  American Funds Growth Fund                        0.33%      0.25%         0.02%    0.00%    0.60%      --        0.60%
MET  INVESTORS SERIES TRUST
  Allianz Global Investors Dynamic Multi-Asset
   Plus Portfolio                                   0.68%      0.25%         1.36%    0.01%    2.30%    1.09%       1.21%
  AQR Global Risk Balanced Portfolio                0.61%      0.25%         0.03%    0.02%    0.91%    0.02%       0.89%
  BlackRock Global Tactical Strategies Portfolio    0.66%      0.25%         0.01%    0.11%    1.03%    0.03%       1.00%
  BlackRock High Yield Portfolio                    0.60%      0.25%         0.08%    0.08%    1.01%      --        1.01%
  Clarion  Global Real Estate Portfolio             0.59%      0.25%         0.05%    0.00%    0.89%      --        0.89%
  ClearBridge Aggressive Growth Portfolio           0.55%      0.25%         0.02%    0.00%    0.82%    0.01%       0.81%
  Invesco Balanced-Risk Allocation Portfolio        0.64%      0.25%         0.05%    0.03%    0.97%    0.03%       0.94%
  Invesco Comstock  Portfolio                       0.56%      0.25%         0.02%    0.00%    0.83%    0.02%       0.81%
  Invesco Mid Cap Value Portfolio                   0.64%      0.25%         0.05%    0.04%    0.98%    0.02%       0.96%
  JPMorgan Global Active Allocation Portfolio       0.73%      0.25%         0.07%    0.00%    1.05%    0.05%       1.00%
  JPMorgan Small Cap Value Portfolio                0.77%      0.25%         0.05%    0.02%    1.09%    0.09%       1.00%
  Lord Abbett Bond Debenture Portfolio              0.51%      0.25%         0.04%    0.00%    0.80%    0.01%       0.79%
  Met/Franklin Low Duration Total Return Portfolio  0.49%      0.25%         0.04%    0.00%    0.78%    0.02%       0.76%
  MetLife Balanced Plus Portfolio                   0.25%      0.25%         0.00%    0.42%    0.92%    0.00%       0.92%
  MetLife Multi-Index Targeted  Risk Portfolio      0.18%      0.25%         0.03%    0.22%    0.68%      --        0.68%
  MFS(R) Emerging Markets Equity Portfolio          0.86%      0.25%         0.15%    0.00%    1.26%    0.02%       1.24%
  MFS(R) Research International Portfolio           0.69%      0.25%         0.07%    0.00%    1.01%    0.06%       0.95%
  Morgan Stanley Mid Cap Growth Portfolio           0.64%      0.25%         0.05%    0.00%    0.94%    0.01%       0.93%
  Oppenheimer Global Equity Portfolio               0.66%      0.25%         0.08%    0.00%    0.99%    0.06%       0.93%
  PanAgora  Global Diversified Risk Portfolio       0.65%      0.25%         1.92%    0.02%    2.84%    1.52%       1.32%
  PIMCO Inflation  Protected Bond Portfolio         0.47%      0.25%         0.09%    0.00%    0.81%    0.01%       0.80%
  PIMCO Total Return  Portfolio                     0.48%      0.25%         0.03%    0.00%    0.76%    0.04%       0.72%
  Pioneer Fund Portfolio                            0.67%      0.00%         0.05%    0.00%    0.72%    0.05%       0.67%
  Pioneer Strategic Income Portfolio                0.56%      0.00%         0.06%    0.00%    0.62%      --        0.62%
  Pyramis(R) Government Income Portfolio            0.42%      0.25%         0.04%    0.00%    0.71%      --        0.71%
  Pyramis(R) Managed Risk Portfolio                 0.45%      0.25%         0.08%    0.56%    1.34%    0.12%       1.22%
  Schroders Global Multi-Asset Portfolio            0.64%      0.25%         0.10%    0.04%    1.03%      --        1.03%
  T. Rowe Price Large Cap Value Portfolio           0.57%      0.25%         0.02%    0.00%    0.84%      --        0.84%
  WMC Large Cap Research Portfolio                  0.57%      0.25%         0.03%    0.00%    0.85%    0.05%       0.80%

                                                                                                           FEE
                                                                                                          WAIVER     NET
                                                                                     ACQUIRED  TOTAL      AND/OR     TOTAL
                                                                                       FUND    ANNUAL    EXPENSE    ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                     FEES         FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio                   0.32%      0.25%         0.03%    0.00%    0.60%     0.00%      0.60%
  BlackRock Capital Appreciation Portfolio          0.69%      0.00%         0.02%    0.00%    0.71%     0.06%      0.65%
  BlackRock Money Market Portfolio                  0.34%      0.25%         0.03%    0.00%    0.62%     0.02%      0.60%
  Jennison Growth Portfolio                         0.59%      0.25%         0.03%    0.00%    0.87%     0.08%      0.79%
  Loomis Sayles Small Cap Growth Portfolio          0.90%      0.25%         0.05%    0.00%    1.20%     0.09%      1.11%
  Met/Dimensional International Small
   Company Portfolio                                0.81%      0.25%         0.17%    0.00%    1.23%     0.01%      1.22%
  MFS(R) Total Return Portfolio                     0.55%      0.25%         0.05%    0.00%    0.85%       --       0.85%
  MFS(R) Value Portfolio                            0.70%      0.25%         0.02%    0.00%    0.97%     0.14%      0.83%
  Neuberger  Berman Genesis Portfolio               0.80%      0.25%         0.03%    0.00%    1.08%     0.00%      1.08%
  WMC Core Equity Opportunities Portfolio           0.70%      0.15%         0.03%    0.00%    0.88%     0.11%      0.77%
MET INVESTORS  SERIES TRUST -- ASSET
  ALLOCATION PORTFOLIOS
  MetLife Asset Allocation  100 Portfolio           0.07%      0.25%         0.01%    0.68%    1.01%       --       1.01%
  SSGA Growth and Income ETF Portfolio              0.30%      0.25%         0.01%    0.22%    0.78%       --       0.78%
  SSGA Growth ETF Portfolio                         0.31%      0.25%         0.03%    0.24%    0.83%       --       0.83%
METROPOLITAN SERIES FUND -- ASSET
  ALLOCATION PORTFOLIOS
  MetLife Asset Allocation 20 Portfolio             0.09%      0.25%         0.03%    0.52%    0.89%     0.02%      0.87%
  MetLife Asset Allocation 40 Portfolio             0.06%      0.25%         0.00%    0.56%    0.87%       --       0.87%
  MetLife Asset Allocation 60 Portfolio             0.05%      0.25%         0.00%    0.60%    0.90%       --       0.90%
  MetLife Asset Allocation 80 Portfolio             0.05%      0.25%         0.01%    0.65%    0.96%       --       0.96%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

      American Funds Global Growth Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

      AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      AQR Global Risk Balanced Portfolio
      BlackRock Global Tactical Strategies Portfolio
      BlackRock High Yield Portfolio
      Clarion Global Real Estate Portfolio
      ClearBridge Aggressive Growth Portfolio
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      Invesco Mid Cap Value Portfolio
      JPMorgan Global Active Allocation Portfolio
      JPMorgan Small Cap Value Portfolio Lord Abbett
      Bond Debenture Portfolio Met/Franklin Low
      Duration Total Return Portfolio MetLife Balanced
      Plus Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MFS(R) Emerging Markets Equity Portfolio
      MFS(R) Research International Portfolio
      Morgan Stanley Mid Cap Growth Portfolio
      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pioneer Fund Portfolio (Class A)
      Pioneer Strategic Income Portfolio (Class A)
      Pyramis(R) Government Income Portfolio

      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      T. Rowe Price Large Cap Value Portfolio
      WMC Large Cap Research Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

      Barclays Aggregate Bond Index Portfolio (Class G)
      BlackRock Bond Income Portfolio (Class B)
      BlackRock Capital Appreciation Portfolio (Class A)
      BlackRock Money Market Portfolio (Class B)
      Jennison Growth Portfolio (Class B)
      Loomis Sayles Small Cap Growth Portfolio (Class B)
      Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
      MFS(R) Value Portfolio (Class B)
      Neuberger Berman Genesis Portfolio (Class B)
      WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

      MetLife Asset Allocation 100 Portfolio
      SSGA Growth and Income ETF Portfolio
      SSGA Growth ETF Portfolio

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

      MetLife Asset  Allocation  20 Portfolio
      MetLife Asset Allocation 40 Portfolio
      MetLife  Asset  Allocation 60 Portfolio
      MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (R)     ALLIANZ GLOBAL INVESTORS DYNAMIC
(CLASS 2)                               MULTI-ASSET PLUS PORTFOLIO

American Funds Insurance Series (R) is  SUBADVISER: Allianz Global Investors
a mutual fund with multiple             U.S. LLC
portfolios. Capital Research and
Management Company is the investment    INVESTMENT OBJECTIVE: The Allianz
adviser to each portfolio. The          Global Investors Dynamic Multi-Asset
following Class 2 portfolios are        Plus Portfolio seeks total return.
available under the contract:
                                        AQR GLOBAL RISK BALANCED PORTFOLIO
AMERICAN FUNDS GLOBAL GROWTH FUND
                                        SUBADVISER: AQR Capital Management,
INVESTMENT OBJECTIVE: The American      LLC
Funds Global Growth Fund seeks
long-term growth of capital.            INVESTMENT OBJECTIVE: The AQR Global
                                        Risk Balanced Portfolio seeks total
AMERICAN FUNDS GLOBAL SMALL             return.
CAPITALIZATION FUND
                                        BLACKROCK GLOBAL TACTICAL STRATEGIES
INVESTMENT OBJECTIVE: The American      PORTFOLIO
Funds Global Small Capitalization Fund
seeks long-term growth of capital.      SUBADVISER: BlackRock Financial
                                        Management, Inc.
AMERICAN FUNDS GROWTH FUND
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The American      Global Tactical Strategies Portfolio
Funds Growth Fund seeks growth of       seeks capital appreciation and current
capital.                                income.

MET INVESTORS SERIES TRUST (CLASS B     BLACKROCK HIGH YIELD PORTFOLIO
OR, AS NOTED, CLASS A)
                                        SUBADVISER: BlackRock Financial
Met Investors Series Trust is a mutual  Management, Inc.
fund with multiple portfolios. The
following portfolios are managed by     INVESTMENT OBJECTIVE: The BlackRock
MetLife Advisers, LLC, which is an      High Yield Portfolio seeks to maximize
affiliate of MetLife. The following     total return, consistent with income
Class B or, as noted, Class A           generation and prudent investment
portfolios are available under the      management.
contract:
                                        CLARION GLOBAL REAL ESTATE PORTFOLIO
AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO
(formerly AllianceBernstein Global      SUBADVISER: CBRE Clarion Securities
Dynamic Allocation Portfolio)           LLC

SUBADVISER: AllianceBernstein L.P.      INVESTMENT OBJECTIVE: The Clarion
                                        Global Real Estate Portfolio seeks
INVESTMENT OBJECTIVE: The AB Global     total return through investment in
Dynamic Allocation Portfolio seeks      real estate securities, emphasizing
capital appreciation and current        both capital appreciation and current
income.                                 income.

                                        CLEARBRIDGE AGGRESSIVE GROWTH
                                        PORTFOLIO

                                        SUBADVISER: ClearBridge Investments,
                                        LLC

                                        INVESTMENT OBJECTIVE: The ClearBridge
                                        Aggressive Growth Portfolio seeks
                                        capital appreciation.

INVESCO BALANCED-RISK ALLOCATION        METLIFE MULTI-INDEX TARGETED RISK
PORTFOLIO                               PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.      SUBADVISER - OVERLAY PORTION: MetLife
                                        Investment Management, LLC
INVESTMENT OBJECTIVE: The Invesco
Balanced-Risk Allocation Portfolio      INVESTMENT OBJECTIVE: The MetLife
seeks total return.                     Multi-Index Targeted Risk Portfolio
                                        seeks a balance between growth of
INVESCO COMSTOCK PORTFOLIO              capital and current income, with a
                                        greater emphasis on growth of capital.
SUBADVISER: Invesco Advisers, Inc.
                                        MFS(R) EMERGING MARKETS EQUITY
INVESTMENT OBJECTIVE: The Invesco       PORTFOLIO
Comstock Portfolio seeks capital
growth and income.                      SUBADVISER: Massachusetts Financial
                                        Services Company
INVESCO MID CAP VALUE PORTFOLIO
                                        INVESTMENT OBJECTIVE: The MFS(R)
SUBADVISER: Invesco Advisers, Inc.      Emerging Markets Equity Portfolio
                                        seeks capital appreciation.
INVESTMENT OBJECTIVE: The Invesco Mid
Cap Value Portfolio seeks high total    MFS(R) RESEARCH INTERNATIONAL
return by investing in equity           PORTFOLIO
securities of mid-sized companies.
                                        SUBADVISER: Massachusetts Financial
JPMORGAN GLOBAL ACTIVE ALLOCATION       Services Company
PORTFOLIO
                                        INVESTMENT OBJECTIVE: The MFS(R)
SUBADVISER: J.P. Morgan Investment      Research International Portfolio seeks
Management Inc.                         capital appreciation.

INVESTMENT OBJECTIVE: The JPMorgan      MORGAN STANLEY MID CAP GROWTH
Global Active Allocation Portfolio      PORTFOLIO
seeks capital appreciation and current
income.                                 SUBADVISER: Morgan Stanley Investment
                                        Management Inc.
JPMORGAN SMALL CAP VALUE PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Morgan
SUBADVISER: J.P. Morgan Investment      Stanley Mid Cap Growth Portfolio seeks
Management Inc.                         capital appreciation.

INVESTMENT OBJECTIVE: The JPMorgan      OPPENHEIMER GLOBAL EQUITY PORTFOLIO
Small Cap Value Portfolio seeks
long-term capital growth.               SUBADVISER: OppenheimerFunds, Inc.

LORD ABBETT BOND DEBENTURE PORTFOLIO    INVESTMENT OBJECTIVE: The Oppenheimer
                                        Global Equity Portfolio seeks capital
SUBADVISER: Lord, Abbett & Co. LLC      appreciation.

INVESTMENT OBJECTIVE: The Lord Abbett   PANAGORA GLOBAL DIVERSIFIED RISK
Bond Debenture Portfolio seeks high     PORTFOLIO
current income and the opportunity for
capital appreciation to produce a high  SUBADVISER: PanAgora Asset Management,
total return.                           Inc.

MET/FRANKLIN LOW DURATION TOTAL RETURN  INVESTMENT OBJECTIVE: The PanAgora
PORTFOLIO                               Global Diversified Risk Portfolio
                                        seeks total return.
SUBADVISER: Franklin Advisers, Inc.
                                        PIMCO INFLATION PROTECTED BOND
INVESTMENT OBJECTIVE: The Met/Franklin  PORTFOLIO
Low Duration Total Return Portfolio
seeks a high level of current income,   SUBADVISER: Pacific Investment
while seeking preservation of           Management Company LLC
shareholders' capital.
                                        INVESTMENT OBJECTIVE: The PIMCO
METLIFE BALANCED PLUS PORTFOLIO         Inflation Protected Bond Portfolio
                                        seeks maximum real return, consistent
SUBADVISER - OVERLAY PORTION: Pacific   with preservation of capital and
Investment Management Company LLC       prudent investment management.

INVESTMENT OBJECTIVE: The MetLife
Balanced Plus Portfolio seeks a
balance between a high level of
current income and growth of capital,
with a greater emphasis on growth of
capital.

PIMCO TOTAL RETURN PORTFOLIO            WMC LARGE CAP RESEARCH PORTFOLIO

SUBADVISER: Pacific Investment          SUBADVISER: Wellington Management
Management Company LLC                  Company LLP

INVESTMENT OBJECTIVE: The PIMCO Total   INVESTMENT OBJECTIVE: The WMC Large
Return Portfolio seeks maximum total    Cap Research Portfolio seeks long-term
return, consistent with the             capital appreciation.
preservation of capital and prudent
investment management.                  METROPOLITAN SERIES FUND

PIONEER FUND PORTFOLIO (CLASS A)        Metropolitan Series Fund is a mutual
                                        fund with multiple portfolios. MetLife
SUBADVISER: Pioneer Investment          Advisers, LLC, an affiliate of
Management, Inc.                        MetLife, is the investment adviser to
                                        the portfolios. The following
INVESTMENT OBJECTIVE: The Pioneer Fund  portfolios are available under the
Portfolio seeks reasonable income and   contract:
capital growth.
                                        BARCLAYS AGGREGATE BOND INDEX
PIONEER STRATEGIC INCOME PORTFOLIO      PORTFOLIO (CLASS G)
(CLASS A)
                                        SUBADVISER: MetLife Investment
SUBADVISER: Pioneer Investment          Management, LLC
Management, Inc.
                                        INVESTMENT OBJECTIVE: The Barclays
INVESTMENT OBJECTIVE: The Pioneer       Aggregate Bond Index Portfolio seeks
Strategic Income Portfolio seeks a      to track the performance of the
high level of current income.           Barclays U.S. Aggregate Bond Index.

PYRAMIS(R) GOVERNMENT INCOME            BLACKROCK BOND INCOME PORTFOLIO
PORTFOLIO                               (CLASS B)

SUBADVISER: Pyramis Global Advisors,    SUBADVISER: BlackRock Advisors, LLC
LLC
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The Pyramis(R)    Bond Income Portfolio seeks a
Government Income Portfolio seeks a     competitive total return primarily
high level of current income,           from investing in fixed-income
consistent with preservation of         securities.
principal.
                                        BLACKROCK CAPITAL APPRECIATION
PYRAMIS(R) MANAGED RISK PORTFOLIO       PORTFOLIO (CLASS A)

SUBADVISER: Pyramis Global Advisors,    SUBADVISER: BlackRock Advisors, LLC
LLC
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The Pyramis(R)    Capital Appreciation Portfolio seeks
Managed Risk Portfolio seeks total      long-term growth of capital.
return.
                                        BLACKROCK MONEY MARKET PORTFOLIO
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO  (CLASS B)

SUBADVISERS: Schroder Investment        SUBADVISER: BlackRock Advisors, LLC
Management North America Inc. and
Schroder Investment Management North    INVESTMENT OBJECTIVE: The BlackRock
America Limited                         Money Market Portfolio seeks a high
                                        level of current income consistent
INVESTMENT OBJECTIVE: The Schroders     with preservation of capital.
Global Multi-Asset Portfolio seeks
capital appreciation and current        An investment in the BlackRock Money
income.                                 Market Portfolio is not insured or
                                        guaranteed by the Federal Deposit
T. ROWE PRICE LARGE CAP VALUE           Insurance Company or any other
PORTFOLIO                               government agency. Although the
                                        BlackRock Money Market Portfolio seeks
SUBADVISER: T. Rowe Price Associates,   to preserve the value of your
Inc.                                    investment at $100 per share, it is
                                        possible to lose money by investing in
INVESTMENT OBJECTIVE: The T. Rowe       the BlackRock Money Market Portfolio.
Price Large Cap Value Portfolio seeks
long-term capital appreciation by
investing in common stocks believed to
be undervalued. Income is a secondary
objective.

During extended periods of low          MET INVESTORS SERIES TRUST -- ASSET
interest rates, the yields of the       ALLOCATION PORTFOLIOS (CLASS B)
BlackRock Money Market Portfolio may
become extremely low and possibly       In addition to the Met Investors
negative.                               Series Trust Portfolios listed above,
                                        the following Class B portfolios
JENNISON GROWTH PORTFOLIO (CLASS B)     managed by MetLife Advisers, LLC are
                                        available under the contract:
SUBADVISER: Jennison Associates LLC
                                        METLIFE ASSET ALLOCATION 100 PORTFOLIO
INVESTMENT OBJECTIVE: The Jennison
Growth Portfolio seeks long-term        INVESTMENT OBJECTIVE: The MetLife
growth of capital.                      Asset Allocation 100 Portfolio seeks
                                        growth of capital.
LOOMIS SAYLES SMALL CAP GROWTH
PORTFOLIO (CLASS B)                     SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: Loomis, Sayles & Company,   SUBADVISER: SSGA Funds Management,
L.P.                                    Inc.

INVESTMENT OBJECTIVE: The Loomis        INVESTMENT OBJECTIVE: The SSGA Growth
Sayles Small Cap Growth Portfolio       and Income ETF Portfolio seeks growth
seeks long-term capital growth.         of capital and income.

MET/DIMENSIONAL INTERNATIONAL SMALL     SSGA GROWTH ETF PORTFOLIO
COMPANY PORTFOLIO (CLASS B)
                                        SUBADVISER: SSGA Funds Management,
SUBADVISER: Dimensional Fund Advisors   Inc.
LP
                                        INVESTMENT OBJECTIVE: The SSGA Growth
INVESTMENT OBJECTIVE: The               ETF Portfolio seeks growth of capital.
Met/Dimensional International Small
Company Portfolio seeks long-term       METROPOLITAN SERIES FUND -- ASSET
capital appreciation.                   ALLOCATION PORTFOLIOS (CLASS B)

MFS(R) TOTAL RETURN PORTFOLIO           In addition to the Metropolitan Series
(CLASS B)                               Fund Portfolios listed above, the
                                        following Class B portfolios managed
SUBADVISER: Massachusetts               by MetLife Advisers, LLC are available
Financial Services Company              under the contract:

INVESTMENT OBJECTIVE: The MFS(R)        METLIFE ASSET ALLOCATION 20 PORTFOLIO
Total Return Portfolio seeks a
favorable total return through          INVESTMENT OBJECTIVE: The MetLife
investment in a diversified portfolio.  Asset Allocation 20 Portfolio seeks a high level of current income, with
MFS(R) VALUE PORTFOLIO (CLASS B)        growth of capital as a secondary
                                        objective.
SUBADVISER: Massachusetts
Financial Services Company              METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MFS(R)        INVESTMENT OBJECTIVE: The MetLife
Value Portfolio seeks capital           Asset Allocation 40 Portfolio seeks
appreciation.                           high total return in the form of
                                        income and growth of capital, with a
NEUBERGER BERMAN GENESIS PORTFOLIO      greater emphasis on income.
(CLASS B)
                                        METLIFE ASSET ALLOCATION 60 PORTFOLIO
SUBADVISER: Neuberger Berman
Management LLC                          INVESTMENT OBJECTIVE: The MetLife
                                        Asset Allocation 60 Portfolio seeks a
INVESTMENT OBJECTIVE: The Neuberger     balance between a high level of
Berman Genesis Portfolio seeks high     current income and growth of capital,
total return, consisting principally    with a greater emphasis on growth of
of capital appreciation.                capital.

WMC CORE EQUITY OPPORTUNITIES           METLIFE ASSET ALLOCATION 80 PORTFOLIO
PORTFOLIO (CLASS E)
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: Wellington Management       Asset Allocation 80 Portfolio seeks
Company LLP                             growth of capital.

INVESTMENT OBJECTIVE: The WMC Core
Equity Opportunities Portfolio seeks
to provide a growing stream of income
over time and, secondarily, long-term
capital appreciation and current
income.